SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED BASED ON THEIR FAIR VALUE (Details) - USD ($)			12 Months Ended
		Oct. 02, 2024	Dec. 31, 2025	Dec. 31, 2024
Business Combination [Line Items]
Less: Non-controlling interest
Goodwill			$ 30,363,234	$ 131,909,760
WuhaWuhan YoungWill Network Technology Co Ltd [Member]
Business Combination [Line Items]
Fair value of consideration transferred		$ 3,311,721
Fair value of consideration transferred		404,418
Fair value of consideration transferred		3,716,139
Net working capital	[1]	149,294
Non-operating asset/liability		866,642
Deferred tax liability	[2]	(1,596,010)
Less: Non-controlling interest		(2,841,123)
Total identifiable assets		2,962,842
Goodwill		753,297
WuhaWuhan YoungWill Network Technology Co Ltd [Member] | Customer Relationships [Member]
Business Combination [Line Items]
Intangible assets		3,904,524
WuhaWuhan YoungWill Network Technology Co Ltd [Member] | Agency Contract Rights [Member]
Business Combination [Line Items]
Intangible assets		1,809,761
WuhaWuhan YoungWill Network Technology Co Ltd [Member] | Brand Name [Member]
Business Combination [Line Items]
Intangible assets		$ 669,754

[1]	Among which, cash acquired from acquisition of Young Will was $296,139.
[2]	Deferred tax liabilities were calculated based on appreciation fair value of all intangible assets multiplied by income tax rate.